Offerings - Offering: 1	Feb. 17, 2026 USD ($) Rate
Offering:
Security Type	Equity
Security Class Title	CommonShares, par value $0.01
Proposed Maximum Offering Price per Unit	144.45
Maximum Aggregate Offering Price	$ 7,222,500
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 997.43
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional common shares that may become issuable under the terms of the M/I Homes, Inc. Amended and Restated Director Deferred Compensation Plan (the “Plan”), to prevent dilution resulting from any stock split, stock dividend, recapitalization or other similar transaction affecting the common shares.
(2)Estimated solely for the purpose of calculating the aggregate offering price and the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act and computed on the basis of $144.45 per common share, which is the average of the high and low sales prices of the common shares as reported on the New York Stock Exchange on February 11, 2026.

(3)Represents common shares issuable under the Plan.